Cover	Jul. 26, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 26, 2021
Entity Registrant Name	Opendoor Technologies Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39253
Entity Tax Identification Number	98-1515020
Entity Address, Address Line One	410 N. Scottsdale Road
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Tempe,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	415
Local Phone Number	896-6737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	OPEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001801169
Amendment Flag	false